Other financial assets, non-current	12 Months Ended
Mar. 31, 2018
Other financial assets, non-current
Other financial assets, non-current

22. Other financial assets, non-current

	March 31,
	2017	2018
Security deposits	53,860	61,848
Interest accrued on term deposits	631	411

Total	54,491	62,259

        Security deposit represents fair value of amount paid to landlord for the lease premises. As on March 31, 2018, remaining tenure for security deposits ranges from 1 to 6 years.

        In the statement of cash flows, interest reinvested on term deposits INR 251 (March 31, 2017: 2,229) has been adjusted against interest received under investing activities.